Annual Operating Expenses - FidelityBalancedFund-AMCIZPRO - FidelityBalancedFund-AMCIZPRO - Fidelity Balanced Fund	Nov. 11, 2024
Fidelity Advisor Balanced Fund - Class I
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.52%
Fidelity Advisor Balanced Fund - Class C
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.52%
Fidelity Advisor Balanced Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%
Fidelity Advisor Balanced Fund - Class A
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.77%
Fidelity Advisor Balanced Fund - Class M
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.02%

[1]	A Based on estimated amounts for the current fiscal year.